Non-trading investments - Additional Information (Detail) - Non-BD entities other than investment companies [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Equity Securities without Readily Determinable Fair Value [Line Items]
Non-trading equity investments elected for the fair value measurement alternative	¥ 102,546	¥ 95,529
Unrealized gains (losses) on equity securities owned by non-BD entities that are not investment companies	¥ 12,452	¥ 2,630